Equity Based Awards - Summary of Stock Option Activity (Detail) - 2013 Stock Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Outstanding	18,663,466
Granted	0
Exercised	(2,020,709)
Forfeited	(713,278)
Number of Options, Outstanding	15,929,479	18,663,466
Number of Options, Options exercisable	7,208,521
Weighted-Average Exercise Price, Outstanding	$ 1.81
Granted	0
Exercised	0.98
Forfeited	1.93
Weighted-Average Exercise Price, Outstanding	1.91	$ 1.81
Weighted-Average Exercise Price, Options exercisable	$ 1.66
Weighted-Average Remaining Contractual Life, Outstanding	7 days 21 hours	8 days 17 hours
Weighted-Average Remaining Contractual Life, exercisable	7 days 6 hours